Liquidity - Bonds (Details) € in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017
Financial Liabilities
Effective Interest Rate	1.09%	1.09%	1.33%	1.29%
Carrying Amount		€ 13,617	€ 11,303
Bonds
Financial Liabilities
Carrying Amount		9,433	10,204
Euro bonds
Financial Liabilities
Carrying Amount		€ 9,166	9,942
Euro bond 6 - 2012 | 2019
Financial Liabilities
Issue Price	99.307%	99.307%
Coupon Rate	2.125%	2.125%
Effective Interest Rate	2.29%	2.29%
Nominal Volume		€ 750
Carrying Amount		€ 0	759
Euro bond 8 - 2014 | 2023
Financial Liabilities
Issue Price	99.478%	99.478%
Coupon Rate	1.125%	1.125%
Effective Interest Rate	1.24%	1.24%
Nominal Volume		€ 1,000
Carrying Amount		€ 997	996
Euro bond 9 - 2014 | 2027
Financial Liabilities
Issue Price	99.284%	99.284%
Coupon Rate	1.75%	1.75%
Effective Interest Rate	1.87%	1.87%
Nominal Volume		€ 1,000
Carrying Amount		€ 985	992
Euro bond 11 - 2015 | 2020
Financial Liabilities
Issue Price	100.00%	100.00%
Coupon Rate	0.00%	0.00%
Effective Interest Rate	0.07%	0.07%
Nominal Volume		€ 650
Carrying Amount		€ 650	649
Euro bond 12 - 2015 | 2025
Financial Liabilities
Issue Price	99.264%	99.264%
Coupon Rate	1.00%	1.00%
Effective Interest Rate	1.13%	1.13%
Nominal Volume		€ 600
Carrying Amount		€ 596	595
Euro bond 14 - 2018 | 2021
Financial Liabilities
Issue Price	100.519%	100.519%
Coupon Rate	0.00%	0.00%
Effective Interest Rate	(0.15%)	(0.15%)
Nominal Volume		€ 500
Carrying Amount		€ 501	502
Euro bond 15 - 2018 | 2026
Financial Liabilities
Issue Price	99.576%	99.576%
Coupon Rate	1.00%	1.00%
Effective Interest Rate	1.06%	1.06%
Nominal Volume		€ 500
Carrying Amount		€ 498	498
Euro bond 16 - 2018 | 2030
Financial Liabilities
Issue Price	98.687%	98.687%
Coupon Rate	1.375%	1.375%
Effective Interest Rate	1.50%	1.50%
Nominal Volume		€ 500
Carrying Amount		€ 491	494
Euro bond 17 - 2018 | 2020
Financial Liabilities
Issue Price	100.024%	100.024%
Coupon Rate	0.00%	0.00%
Effective Interest Rate	(0.01%)	(0.01%)
Nominal Volume		€ 500
Carrying Amount		€ 500	500
Euro bond 18 - 2018 | 2022
Financial Liabilities
Issue Price	99.654%	99.654%
Coupon Rate	0.25%	0.25%
Effective Interest Rate	0.36%	0.36%
Nominal Volume		€ 900
Carrying Amount		€ 898	897
Euro bond 19 - 2018 | 2024
Financial Liabilities
Issue Price	99.227%	99.227%
Coupon Rate	0.75%	0.75%
Effective Interest Rate	0.89%	0.89%
Nominal Volume		€ 850
Carrying Amount		€ 844	843
Euro bond 20 - 2018 | 2028
Financial Liabilities
Issue Price	98.871%	98.871%
Coupon Rate	1.25%	1.25%
Effective Interest Rate	1.38%	1.38%
Nominal Volume		€ 1,000
Carrying Amount		€ 982	988
Euro bond 21 - 2018 | 2031
Financial Liabilities
Issue Price	98.382%	98.382%
Coupon Rate	1.625%	1.625%
Effective Interest Rate	1.78%	1.78%
Nominal Volume		€ 1,250
Carrying Amount		€ 1,224	1,229
USD-Bond-2018 | 2025
Financial Liabilities
Issue Price	100.00%	100.00%
Coupon Rate	2.607%	2.607%
Effective Interest Rate	2.46%	2.46%
Nominal Volume | $	$ 300
Carrying Amount		€ 267	€ 262